Share Capital - Summary of Assumptions Used in the Black Scholes Option Pricing Model for Warrants (Details) - year	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.18%	0.82%	0.63%
Expected hold period to exercise	3.0	3.0	3.0
Volatility in the price of the Company's shares	90.73%	94.84%	90.00%
Warrants
Disclosure of classes of share capital [line items]
Risk-free interest rate	0.70%
Expected hold period to exercise	2
Volatility in the price of the Company's shares	89.30%
Dividend yield	0.00%